Customer deposits - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of customer deposits [line items]
Current accounts / Overnight deposits	€ 221,773	€ 260,350
Savings accounts	334,296	329,531
Time deposits	92,154	48,524
Private Individuals
Disclosure of customer deposits [line items]
Current accounts / Overnight deposits	107,711	124,067
Savings accounts	305,743	304,306
Time deposits	€ 46,762	€ 16,729